Schedule of Income Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Total	$ (394)	$ (29,484)	$ 298,605
Deferred
Total	(394)	(29,484)	298,605
HONG KONG
Effective Income Tax Rate Reconciliation [Line Items]
Total	(394)	(29,689)	291,326
MALAYSIA
Effective Income Tax Rate Reconciliation [Line Items]
Total		$ 205	$ 7,279